NATURE OF OPERATIONS - Additional Information (Detail) - USD ($)	Nov. 19, 2020	Jul. 31, 2021	Jul. 31, 2020	Dec. 31, 2019
Nature Of Operations [Line Items]
Cash and cash equivalents		$ 58,117,000	$ 58,317,000
Working capital deficit		$ (22,300,000)
Common stock, par value (in usd per share)		$ 0.01	$ 0.01
Series A Preferred Stock
Nature Of Operations [Line Items]
Preferred stock, dividend rate, percentage	6.00%
Series A Preferred Stock | Minimum
Nature Of Operations [Line Items]
Common stock, par value (in usd per share)	$ 0.65
Series A Preferred Stock | Maximum
Nature Of Operations [Line Items]
Common stock, par value (in usd per share)	$ 0.72
MidCap Credit Facility
Nature Of Operations [Line Items]
Credit facility, readily available borrowing capacity		$ 8,700,000
Line of credit facility, maximum credit commitment				$ 12,500,000
Line of Credit | Cerberus Credit Facility
Nature Of Operations [Line Items]
Line of credit facility, maximum credit commitment		$ 25,000,000